15. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
RMB
2018	61,420
2019	44,184
2020	24,521
2021	5,240
2022	2,769
Total	138,134